Document and Entity Information	May 31, 2022
Document Information [Line Items]
Amendment Flag	true
Amendment Description	CareMax, Inc., a Delaware corporation (the “Company”), is filing this Amendment No.1 to the Company’s Current Report on Form 8-K filed with the United States Securities and Exchange Commission on June 1, 2022 (the “Original Report”) solely to update the investor presentation that was furnished as Exhibit 99.2 to the Original Report to address a technical error in the manner in which Exhibit 99.2 was uploaded to the EDGAR system with the Original Report. Except as expressly set forth herein, this amendment does not amend, modify or update the disclosures contained in the Original Report.
Entity Central Index Key	0001813914
Document Type	8-K/A
Document Period End Date	May 31, 2022
Entity Registrant Name	CareMax, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39391
Entity Tax Identification Number	85-0992224
Entity Address, Address Line One	1000 NW 57 Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	786
Local Phone Number	360-4768
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CMAX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CMAXW
Security Exchange Name	NASDAQ